Summary of Significant Accounting Policies - Summary of Future Committed Revenue from Contracts with Customers, Arising from Remaining Performance Obligations (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	$ 424,526
Less than 1 Year [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	133,743
1 - 2 Years [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	77,370
2 - 5 Years [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	143,603
More than 5 Years [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	$ 69,810